SCHEDULE OF OPERATIONS TRANSACTIONS WITH RELATED PARTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Sale of goods	$ 9,483		$ 14,961		$ 22,303
Purchase of goods	26,951		34,001		23,342
Interest Expense	14,819		14,724		16,096
Jilin FAW Baosteel Auto Steel Parts Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods	177		941		1,705
Interest Expense
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods	676		316		362
Purchase of goods	2,598		2,803		3,307
Interest Expense
Wang Qingjun [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	15
Euroamer Kaiwan Technology Company Limited [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	22
China FAW Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods	518		100
Purchase of goods			108		631
Interest Expense
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	203	¥ 1,437	245	¥ 1,653	256	¥ 1,627
Yantai Guofeng Investment Holding Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	6,894		7,239		8,545
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	70
Qiming Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods	213		248		354
Interest Expense
FAW Bestune Car Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods	145		1,790		7,822
Purchase of goods	1		391		9,297
Interest Expense
FAW-Volkswagen Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods	108		224		316
Purchase of goods
Interest Expense
FAW Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods					42
Interest Expense
China FAW Technology Center [Member]
Related Party Transaction [Line Items]
Sale of goods	243		756		412
Purchase of goods
Interest Expense
China FAW Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods			429
Interest Expense
China FAW Group Import & Export Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods	380		1,824		6,332
Purchase of goods			157		187
Interest Expense
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	7,510	¥ 53,126	7,240	¥ 48,773	7,295	¥ 46,365
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods	333		1,898
Purchase of goods
Interest Expense
Shandong Zhanpuce Management Consulting [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	12
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	21
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	34
Machinery Industry Ninth Design and Research Institute Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods					39
Purchase of goods					10,160
Interest Expense
Other [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods	19		1,052		625
Interest Expense
Related Party [Member]
Related Party Transaction [Line Items]
Sale of goods	2,403		6,908		15,283
Purchase of goods	3,008		6,129		26,308
Interest Expense	$ 14,781		$ 14,724		$ 16,096